ASPIRATION FUNDS
4551 Glencoe Avenue
Marina Del Rey, CA  90292
800-683-8529

July 24, 2019

VIA EDGAR
U.S. Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, DC 20549
Re:	Aspiration Flagship Fund and Aspiration Redwood Fund, each a series of Aspiration Funds File Nos. 333-192991 and 811-22922

Ladies and Gentlemen,
On behalf of the Aspiration Funds and pursuant to Rule 497(c) of the General Rules and Regulations under the Securities Act of 1933, as amended, this filing is being made for the sole purpose of submitting an interactive data file as required by Rule 405 of Regulation S-T. The interactive data file included as an exhibit to this filing relates to the final form of the Prospectus and Statement of Additional Information which was filed with the Securities and Exchange Commission on July 12, 2019.
If you have any questions or comments in connection with the foregoing, please contact the undersigned at (202) 261-3304.
Sincerely,
/s/ Stephen T. Cohen

Stephen T. Cohen

Exhibit Index

Exhibit Number	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase